Net Income Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Tradeweb Markets LLC
Entity Information [Line Items]
Net Income Per Share

	Successor	Predecessor	Predecessor	Predecessor
	October 1,	January 1,	Year	Year
	2018 to	2018 to	Ended	Ended
	December 31, 2018	September 30, 2018	December 31, 2017	December 31, 2016
Net Income (in thousands)	$29,307	$130,160	$83,648	$93,161

Basic Weighted Average Shares Outstanding	222,221,628	215,365,920	212,568,635	210,979,704
Dilutive Effect of Conversion to Equity Settled PRSU	22,223	—	—	—
Diluted Weighted Average Shares Outstanding	222,243,851	215,365,920	212,568,635	210,979,704

Basic Net Income Per Share	$0.13	$0.60	$0.39	$0.44

Diluted Net Income Per Share	$0.13	$0.60	$0.39	$0.44